Stockholders' Equity - Consummation of the Mergers (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Preferred stock, par value	0.0001	0.0001
Common Stock | Metuchen
Class of Stock [Line Items]
Common stock, par value	0.0001	0.0001
Exchange rate per share	$ 0.4968	$ 0.4968
Number of shares of Common Stock issued to the holders in exchange	4,949,610	4,949,610
Common Stock | Neurotrope
Class of Stock [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Number of shares issued for every share of old entity	1	1
Number of shares exchanged for every share of of new entity	5	5
Number of warrants issued for every warrants to purchase share of Common Stock of old entity	1	1
Number of warrants exchanged for every warrants to purchase share of Common Stock of new entity	5	5
Preferred Stock | Neurotrope
Class of Stock [Line Items]
Preferred stock, par value	$ 0.001	$ 0.001